Unbilled revenue	12 Months Ended
Jun. 30, 2025
Unbilled Revenue
Unbilled revenue

8. Unbilled revenue:

As of June 30, 2025 and 2024, the Company’s unbilled revenue consists of projects revenue recognized through percentage of completion but invoice not yet issued.

	June 30, 2025	June 30, 2024
Beginning of the year	$667	$7,406
Amounts invoiced for prior year	(667)	(7,406)
Amount not invoiced	651	667
End of the year	$651	$667